Borgata Transaction	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Borgata Transaction

NOTE 3 — BORGATA TRANSACTION

On August 1, 2016, MGM completed the acquisition of Boyd Gaming Corporation’s (“Boyd Gaming”) ownership interest in Borgata. Concurrently, MGM, MGP, the Operating Partnership, the Landlord and the Tenant completed the transfer of the real estate assets related to Borgata, located at Renaissance Pointe in Atlantic City, New Jersey, from a subsidiary of MGM to the Landlord (the “Borgata Transaction”). A subsidiary of MGM operates Borgata. The real estate assets related to Borgata were leased by the Landlord to the Tenant via an amendment to the Master Lease. As a result, the initial rent under the Master Lease increased by $100 million, $90 million of which relates to the base rent for the initial term and the remaining $10 million of which relates to the percentage rent. Following the closing of the Borgata Transaction, the base rent under the Master Lease increased to $585 million for the initial term and the percentage rent was $65 million, prorated for the remainder of the first lease year after the Borgata Transaction. The consideration that was paid by MGP to a subsidiary of MGM consisted of 27.4 million newly issued Operating Partnership units and the assumption by the Landlord of $545 million of indebtedness from such subsidiary of MGM.

The Borgata Transaction was accounted for as a transaction under common control, and therefore the Company recorded the Borgata real estate assets at their carryover value of $1.3 billion determined by MGM in its purchase price allocation, along with a related deferred tax liability of $25.3 million. In addition, the Company recognized an above market lease liability and an above market lease asset related to ground leases assigned to the Landlord as part of the Borgata Transaction covering approximately 11 acres partially underlying and adjacent to the Borgata. Under the terms of the Master Lease, the Tenant is responsible for the rent payments related to these ground leases during the term of the Master Lease. The Company amortizes the above market lease liability on a straight-line basis over the terms of the underlying ground leases, which extend through 2070. The Company amortizes the above market lease asset on a straight-line basis over the term of the Master Lease, which extends through 2046 (including reasonably assured renewal periods pursuant to the terms of the Master Lease).

NOTE 3 — BORGATA TRANSACTION

On August 1, 2016, MGM completed the acquisition of Boyd Gaming Corporation’s ownership interest in Borgata. Concurrently, MGM, MGP, the Operating Partnership, the Landlord and the Tenant completed the transfer of the real estate assets related to Borgata, located at Renaissance Pointe in Atlantic City, New Jersey, from a subsidiary of MGM to the Landlord (the “Borgata Transaction”). A subsidiary of MGM operates Borgata. The real estate assets related to Borgata were leased by the Landlord to the Tenant via an amendment to the Master Lease. As a result, the initial rent under the Master Lease increased by $100 million, $90 million of which relates to the base rent for the initial term and the remaining $10 million of which relates to the percentage rent. Following the closing of the acquisition, the base rent under the Master Lease is now $585 million for the initial term and the percentage rent is $65 million, prorated for the remainder of the first lease year after the Borgata Transaction. The consideration that was paid by MGP to a subsidiary of MGM consisted of 27.4 million newly issued Operating Partnership units and the assumption by the Operating Partnership of $545 million of indebtedness from such subsidiary of MGM.

The Borgata Transaction was accounted for as a transaction between entities under common control, and therefore the Company recorded the Borgata real estate assets at the carryover value of $1.3 billion determined by MGM in its purchase price allocation, along with a related deferred tax liability of $25.3 million. In addition, the Company recognized an above market lease liability and an above market lease asset related to ground leases assigned to the Landlord as part of the Borgata Transaction covering approximately 11 acres partially underlying and adjacent to the Borgata. Under the terms of the Master Lease, the Tenant is responsible for the rent payments related to these ground leases during the term of the Master Lease. The Company amortizes the above market lease liability on a straight-line basis over the terms of the underlying ground leases, which extend through 2070. The Company amortizes the above market lease asset on a straight-line basis over the term of the Master Lease, which extends through 2046 (including reasonably assured renewal periods).